Taxation - Reconciliation of weighted average statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Result before taxation	€ 11,791	€ 7,772	€ 6,037
Weighted average statutory tax rate	25.00%	24.00%	22.70%
Weighted average statutory tax amount	€ 2,949	€ 1,864	€ 1,371
Participation exemption	(69)	(87)	(43)
Other income not subject to tax	(123)	(64)	(68)
Expenses not deductible for tax purposes	476	424	398
Current tax from previously unrecognised amounts	0	(1)	1
State and local taxes	56	77	99
Adjustments to prior periods	(92)	(34)	(72)
Impact on deferred tax from change in tax rates	(6)	(1)	2
Deferred tax benefit from previously unrecognised amounts	0	(1)	(30)
Write-off/reversal of deferred tax assets	1	4	4
Effective tax amount	€ 3,192	€ 2,181	€ 1,662
Effective tax rate	27.10%	28.10%	27.50%